UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 405.778.8377

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

LG QRAFT AI-Powered U.S. Large Cap Core ETF

(LQAI) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about LG QRAFT AI-Powered U.S. Large Cap Core ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.qraftaietf.com/lqai. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LG QRAFT AI-Powered U.S. Large Cap Core ETF	$40	0.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$4,556,731
Number of Portfolio Holdings	100
Total Advisory Fee Paid	$17,148
Portfolio Turnover Rate	339%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Industrials	1.3%
Energy	2.6%
Materials	3.5%
Consumer Staples	4.3%
Utilities	5.4%
Real Estate	6.0%
Health Care	7.8%
Consumer Discretionary	8.6%
Financials	10.5%
Communications	17.0%
Technology	32.6%

Top 10 Holdings (% of net assets)

Microsoft Corporation	7.8%
NVIDIA Corporation	7.0%
Apple, Inc.	6.6%
Alphabet, Inc., Class A	4.8%
JPMorgan Chase & Company	3.9%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.2%
Tesla, Inc.	2.2%
Netflix, Inc.	2.2%
Palantir Technologies, Inc., Class A	2.1%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.qraftaietf.com/lqai ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-LQAI

QRAFT AI-Enhanced U.S. Large Cap ETF

(QRFT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.qraftaietf.com/qrft. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap ETF	$40	0.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$13,191,354
Number of Portfolio Holdings	349
Total Advisory Fee Paid	$46,293
Portfolio Turnover Rate	116%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	0.9%
Utilities	1.3%
Energy	1.4%
Materials	3.5%
Real Estate	3.7%
Consumer Discretionary	5.6%
Industrials	9.4%
Communications	12.3%
Consumer Staples	13.0%
Health Care	21.2%
Technology	27.5%

Top 10 Holdings (% of net assets)

Apple, Inc.	8.8%
Alphabet, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Walmart, Inc.	3.2%
Mastercard, Inc., Class A	2.0%
Procter & Gamble Company (The)	1.9%
Costco Wholesale Corporation	1.9%
Johnson & Johnson	1.9%
AbbVie, Inc.	1.8%
Netflix, Inc.	1.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.qraftaietf.com/qrft ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-QRFT

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

(AMOM) NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap Momentum ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.qraftaietf.com/amom. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	$41	0.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$40,290,525
Number of Portfolio Holdings	50
Total Advisory Fee Paid	$105,056
Portfolio Turnover Rate	136%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	1.1%
Real Estate	1.2%
Utilities	1.2%
Consumer Staples	2.2%
Communications	3.5%
Financials	3.6%
Industrials	9.2%
Health Care	9.4%
Consumer Discretionary	18.0%
Technology	50.3%

Top 10 Holdings (% of net assets)

NVIDIA Corporation	10.0%
Apple, Inc.	8.8%
Tesla, Inc.	5.7%
Eli Lilly & Company	5.6%
Broadcom, Inc.	5.1%
Microsoft Corporation	4.4%
Amazon.com, Inc.	4.3%
MercadoLibre, Inc.	2.4%
Cintas Corporation	2.2%
Costco Wholesale Corporation	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.qraftaietf.com/amom ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-AMOM

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

Semi-Annual Financials and Other Information

October 31, 2024
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS October 31, 2024

Financial Statements (Form NCSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

i

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — 99.8%
Communications — 12.3%
Alphabet, Inc., Class A	3,773	$645,597
AppLovin Corporation, Class A(a)	227	38,451
Booking Holdings, Inc.	23	107,554
Comcast Corporation, Class A	2,612	114,066
DoorDash, Inc., Class A(a)	284	44,503
Electronic Arts, Inc.	209	31,528
Expedia Group, Inc.(a)	116	18,132
GoDaddy, Inc., Class A(a)	124	20,683
IAC, Inc.(a)	148	7,097
Lumen Technologies, Inc.(a)	1,399	8,940
Lyft, Inc.(a)	666	8,638
Millicom International Cellular S.A.(a)	304	8,378
Netflix, Inc.(a)	284	214,713
News Corporation, Class A	438	11,935
Nexstar Media Group, Inc.	52	9,148
ROBLOX Corporation, Class A(a)	503	26,015
Roku, Inc.(a)	151	9,676
Snap, Inc., Class A(a)	1,405	17,085
Spotify Technology S.A.(a)	144	55,454
Take-Two Interactive Software, Inc.(a)	146	23,611
T-Mobile US, Inc.	775	172,949
VeriSign, Inc.(a)	90	15,916
Zillow Group, Inc., Class C(a)	195	11,718
		1,621,787
Consumer Discretionary — 5.6%
Autoliv, Inc.	107	9,938
AutoNation, Inc.(a)	55	8,551
AZEK Company, Inc. (The)(a)	204	8,976
Beacon Roofing Supply, Inc.(a)	100	9,207
Best Buy Company, Inc.	187	16,910
BorgWarner, Inc.	291	9,786
Bright Horizons Family Solutions, Inc.(a)	74	9,877
Capri Holdings Ltd.(a)	192	3,790
DraftKings, Inc., Class A(a)	455	16,071
eBay, Inc.	390	22,429
Etsy, Inc.(a)	169	8,693
Ford Motor Company	3,063	31,518
Fortune Brands Innovations, Inc.	137	11,416
General Motors Company	868	44,060
Grand Canyon Education, Inc.(a)	55	7,541
Hasbro, Inc.	161	10,567
Hilton Worldwide Holdings, Inc.	185	43,447
International Game Technology plc	375	7,620
Lear Corporation	85	8,140
Light & Wonder, Inc.(a)	115	10,785
Lowe’s Companies, Inc.	381	99,757
Madison Square Garden Sports Corporation(a)	37	8,240
	Shares	Fair Value
COMMON STOCKS — (continued)
Consumer Discretionary — (continued)
Magna International, Inc.	319	$12,591
Marriott International, Inc., Class A	205	53,304
Masco Corporation	202	16,142
MercadoLibre, Inc.(a)	35	71,301
Mohawk Industries, Inc.(a)	73	9,802
O’Reilly Automotive, Inc.(a)	42	48,432
Polaris, Inc.	99	6,921
Ralph Lauren Corporation	53	10,490
RH(a)	27	8,587
Scotts Miracle-Gro Company (The)	95	8,263
Service Corporation International	158	12,901
Vail Resorts, Inc.	55	9,113
VF Corporation	505	10,459
Wayfair, Inc., Class A(a)	155	6,639
Whirlpool Corporation	84	8,695
Wingstop, Inc.	31	8,918
Wyndham Hotels & Resorts, Inc.	119	10,510
Yum China Holdings, Inc.	365	16,100
		736,487
Consumer Staples — 13.0%
Altria Group, Inc.	1,204	65,570
Archer-Daniels-Midland Company	396	21,863
BellRing Brands, Inc.(a)	169	11,125
Clorox Company (The)	112	17,758
Colgate-Palmolive Company	576	53,977
Conagra Brands, Inc.	467	13,515
Costco Wholesale Corporation	292	255,261
Dollar Tree, Inc.(a)	218	14,092
Estee Lauder Companies, Inc. (The), Class A	203	13,995
Flowers Foods, Inc.	361	8,025
General Mills, Inc.	431	29,317
Hormel Foods Corporation	517	15,794
J M Smucker Company (The)	112	12,713
Kellanova	286	23,066
Keurig Dr Pepper, Inc.	1,012	33,345
Kraft Heinz Company (The)	934	31,252
McCormick & Company, Inc.	227	17,760
Molson Coors Beverage Company, Class B	213	11,602
Mondelez International, Inc., Class A	939	64,304
PepsiCo, Inc.	917	152,296
Philip Morris International, Inc.	1,041	138,141
Procter & Gamble Company (The)	1,551	256,193
Tyson Foods, Inc., Class A	272	15,936
Walgreens Boots Alliance, Inc.	1,140	10,784
Walmart, Inc.	5,195	425,729
		1,713,413

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — (continued)
Energy — 1.4%
Antero Midstream Corporation	653	$9,384
Baker Hughes Company	785	29,892
ChampionX Corporation	295	8,325
EnLink Midstream, LLC	653	9,691
Kinder Morgan, Inc.	1,647	40,368
Marathon Oil Corporation	553	15,318
Marathon Petroleum Corporation	249	36,222
Plains All American Pipeline, L.P.	753	12,251
TechnipFMC plc	466	12,438
Western Midstream Partners, L.P.	380	14,337
		188,226
Financials — 0.9%
Allstate Corporation (The)	35	6,528
American International Group, Inc.	69	5,236
Annaly Capital Management, Inc.	66	1,255
Aon PLC, Class A	67	24,581
Blue Owl Capital Corporation	94	1,414
Citizens Financial Group, Inc.	33	1,390
CME Group, Inc.	115	25,915
CNA Financial Corporation	27	1,294
Commerce Bancshares, Inc.	23	1,438
First American Financial Corporation	20	1,283
First Financial Bankshares, Inc.	36	1,301
Hanover Insurance Group, Inc. (The)	9	1,335
Hartford Financial Services Group, Inc. (The)	12	1,325
Home BancShares, Inc.	49	1,337
Invesco Ltd.	76	1,318
Janus Henderson Group plc	35	1,445
Jefferies Financial Group, Inc.	22	1,408
KeyCorporation	80	1,380
Lazard, Inc.	26	1,378
Loews Corporation	17	1,342
MetLife, Inc.	144	11,293
Moelis & Company, Class A	19	1,262
Old Republic International Corporation	38	1,327
PennyMac Financial Services, Inc.	12	1,196
Popular, Inc.	14	1,249
Principal Financial Group, Inc.	15	1,236
Prudential Financial, Inc.	20	2,450
Regions Financial Corporation	57	1,361
Robinhood Markets, Inc.(a)	57	1,339
State Street Corporation	15	1,392
Truist Financial Corporation	265	11,407
Willis Towers Watson PLC	5	1,511
Zions Bancorp NA	28	1,458
		122,384
	Shares	Fair Value
COMMON STOCKS — (continued)
Health Care — 21.2%
Abbott Laboratories	1,154	$130,829
AbbVie, Inc.	1,152	234,858
Align Technology, Inc.(a)	68	13,942
Alnylam Pharmaceuticals, Inc.(a)	102	27,192
Amgen, Inc.	364	116,538
Bausch + Lomb Corporation(a)	491	9,957
Becton Dickinson and Company	208	48,587
Biogen, Inc.(a)	121	21,054
Biohaven Ltd.(a)	165	8,210
Bio-Rad Laboratories, Inc., Class A(a)	30	10,746
Blueprint Medicines Corporation(a)	96	8,401
Bridgebio Pharma, Inc.(a)	322	7,538
Bristol-Myers Squibb Company	1,389	77,465
Cardinal Health, Inc.	202	21,921
Catalent, Inc.(a)	202	11,837
Centene Corporation(a)	405	25,215
Cigna Group (The)	196	61,703
Cooper Companies, Inc. (The)(a)	175	18,319
Cytokinetics, Inc.(a)	173	8,823
DENTSPLY SIRONA, Inc.	322	7,461
Elanco Animal Health, Inc.(a)	663	8,380
Eli Lilly & Company	615	510,291
Exelixis, Inc.(a)	384	12,749
GE HealthCare Technologies, Inc.	344	30,048
Gilead Sciences, Inc.	864	76,740
Glaukos Corporation(a)	75	9,919
Hologic, Inc.(a)	212	17,144
ICU Medical, Inc.(a)	44	7,512
Illumina, Inc.(a)	142	20,468
Incyte Corporation(a)	202	14,972
Insmed, Inc.(a)	181	12,178
Ionis Pharmaceuticals, Inc.(a)	233	8,945
Jazz Pharmaceuticals plc(a)	86	9,463
Johnson & Johnson	1,581	252,740
Labcorp Holdings, Inc.	77	17,577
McKesson Corporation	93	46,555
Medpace Holdings, Inc.(a)	35	10,998
Medtronic PLC	879	78,451
Merck & Company, Inc.	1,685	172,409
Mettler-Toledo International, Inc.(a)	17	21,960
Moderna, Inc.(a)	322	17,504
Organon & Company	436	8,188
Pfizer, Inc.	3,858	109,181
Quest Diagnostics, Inc.	105	16,257
Regeneron Pharmaceuticals, Inc.(a)	75	62,865
Stryker Corporation	260	92,633
Thermo Fisher Scientific, Inc.	254	138,764

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — (continued)
Health Care — (continued)
Ultragenyx Pharmaceutical, Inc.(a)	151	$7,699
Universal Health Services, Inc., Class B	61	12,463
Vertex Pharmaceuticals, Inc.(a)	177	84,248
Viatris, Inc.	1,212	14,059
Zimmer Biomet Holdings, Inc.	180	19,246
		2,793,202
Industrials — 9.4%
3M Company	395	50,746
AECOM	136	14,525
ASGN, Inc.(a)	85	7,829
Belden, Inc.	70	7,971
Boeing Company (The)(a)	444	66,294
CH Robinson Worldwide, Inc.	121	12,468
Crane Company	69	10,852
CSX Corporation	1,402	47,163
Cummins, Inc.	105	34,543
Expeditors International of Washington, Inc.	129	15,351
Generac Holdings, Inc.(a)	70	11,589
General Electric Company	716	122,994
H&R Block, Inc.	171	10,214
Honeywell International, Inc.	447	91,939
Illinois Tool Works, Inc.	213	55,621
Jacobs Solutions, Inc.	135	18,978
Johnson Controls International plc	495	37,397
KBR, Inc.	164	10,990
Keysight Technologies, Inc.(a)	145	21,606
L3Harris Technologies, Inc.	143	35,388
Lockheed Martin Corporation	162	88,460
MasTec, Inc.(a)	93	11,429
Norfolk Southern Corporation	165	41,321
Northrop Grumman Corporation	104	52,938
Otis Worldwide Corporation	310	30,442
Rockwell Automation, Inc.	93	24,804
Rollins, Inc.	411	19,374
RTX Corporation	896	108,407
RXO, Inc.(a)	286	8,062
Sensata Technologies Holding plc	245	8,413
Stanley Black & Decker, Inc.	146	13,570
Stericycle, Inc.(a)	145	8,913
Teledyne Technologies, Inc.(a)	42	19,123
Textron, Inc.	178	14,315
TriNet Group, Inc.	85	7,216
Valmont Industries, Inc.	31	9,662
Waste Management, Inc.	282	60,869
Westinghouse Air Brake Technologies Corporation	142	26,693
		1,238,469
	Shares	Fair Value
COMMON STOCKS — (continued)
Materials — 3.5%
Amcor PLC	1,390	$15,471
Ashland, Inc.	91	7,696
Avery Dennison Corporation	75	15,527
Barrick Gold Corporation	1,411	27,261
Corteva, Inc.	534	32,531
DuPont de Nemours, Inc.	329	27,304
Eastman Chemical Company	122	12,821
Element Solutions, Inc.	345	9,350
Franco-Nevada Corporation	167	22,154
Huntsman Corporation	326	7,172
International Flavors & Fragrances, Inc.	215	21,377
Kinross Gold Corporation	1,353	13,638
Linde plc	323	147,336
LyondellBasell Industries N.V., Class A	265	23,015
MDU Resources Group, Inc.	320	9,232
Olin Corporation	185	7,591
Southern Copper Corporation	566	62,005
		461,481
Real Estate — 3.7%
American Tower Corporation, Class A	321	68,547
Americold Realty Trust, Inc.	368	9,450
Brixmor Property Group, Inc.	376	10,133
BXP, Inc.	166	13,373
CBRE Group, Inc., Class A(a)	237	31,040
Cousins Properties, Inc.	273	8,362
Crown Castle, Inc.	319	34,289
Equity LifeStyle Properties, Inc.	192	13,463
Equity Residential	313	22,026
Essex Property Trust, Inc.	59	16,748
Invitation Homes, Inc.	539	16,930
Iron Mountain, Inc.	230	28,458
Jones Lang LaSalle, Inc.(a)	49	13,277
Kilroy Realty Corporation	210	8,446
Kite Realty Group Trust	335	8,599
Lamar Advertising Company, Class A	95	12,540
Mid-America Apartment Communities, Inc.	107	16,193
Omega Healthcare Investors, Inc.	292	12,401
Sabra Health Care REIT, Inc.	426	8,264
SBA Communications Corporation, Class A	90	20,652
Simon Property Group, Inc.	239	40,421
SL Green Realty Corporation	115	8,695
Sun Communities, Inc.	119	15,789
Ventas, Inc.	347	22,725
Vornado Realty Trust	253	10,477
Weyerhaeuser Company	621	19,350
		490,648
See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — (continued)
Technology — 27.5%
ACI Worldwide, Inc.(a)	168	$8,266
Adobe, Inc.(a)	293	140,077
Amdocs Ltd.	133	11,670
Analog Devices, Inc.	345	76,973
Apple, Inc.	5,165	1,166,824
Atlassian Corporation, Class A(a)	137	25,830
Automatic Data Processing, Inc.	278	80,409
BILL Holdings, Inc.(a)	167	9,746
Blackbaud, Inc.(a)	95	7,173
Block, Inc., Class A(a)	20	1,446
Booz Allen Hamilton Holding Corporation	115	20,891
Box, Inc., Class A(a)	250	7,940
Check Point Software Technologies Ltd.(a)	98	16,975
Ciena Corporation(a)	177	11,241
Cirrus Logic, Inc.(a)	75	8,237
Coinbase Global, Inc., Class A(a)	7	1,255
CommVault Systems, Inc.(a)	61	9,528
Corning, Inc.	664	31,600
Corpay, Inc.(a)	5	1,649
Dell Technologies, Inc., Class C	262	32,391
Dolby Laboratories, Inc., Class A	105	7,655
Dropbox, Inc., Class A(a)	361	9,332
Dun & Bradstreet Holdings, Inc.	731	8,692
Euronet Worldwide, Inc.(a)	14	1,379
F5, Inc.(a)	61	14,267
Fair Isaac Corporation(a)	18	35,876
Fidelity National Information Services, Inc.	46	4,128
Fiserv, Inc.(a)	227	44,923
Fortinet, Inc.(a)	560	44,050
Gartner, Inc.(a)	60	30,150
Gitlab, Inc.(a)	188	10,105
Global Payments, Inc.	13	1,348
Guidewire Software, Inc.(a)	80	14,901
HashiCorp, Inc.(a)	254	8,600
Hewlett Packard Enterprise Company	1,077	20,991
Informatica, Inc., Class A(a)	371	10,128
International Business Machines Corporation	618	127,753
Intuit, Inc.	189	115,347
Jabil, Inc.	118	14,525
Juniper Networks, Inc.	345	13,421
KLA Corporation	95	63,292
Kyndryl Holdings, Inc.(a)	375	8,584
Lam Research Corporation	909	67,584
Leidos Holdings, Inc.	117	21,430
Lumentum Holdings, Inc.(a)	126	8,048
Marvell Technology, Inc.	623	49,909
Mastercard, Inc., Class A	541	270,277
	Shares	Fair Value
COMMON STOCKS — (continued)
Technology — (continued)
Micron Technology, Inc.	793	$79,022
MKS Instruments, Inc.	92	9,138
Morningstar, Inc.	5	1,640
NetApp, Inc.	172	19,833
Nutanix, Inc., Class A(a)	259	16,084
NXP Semiconductors N.V.	189	44,321
Okta, Inc.(a)	174	12,509
PayPal Holdings, Inc.(a)	333	26,407
Pegasystems, Inc.	125	9,930
Q2 Holdings, Inc.(a)	104	8,805
Qorvo, Inc.(a)	112	7,981
QUALCOMM, Inc.	751	122,240
Salesforce, Inc.	644	187,642
Seagate Technology Holdings PLC	182	18,267
Snowflake, Inc.(a)	260	29,853
SS&C Technologies Holdings, Inc.	227	15,874
Synopsys, Inc.(a)	111	57,011
TD SYNNEX Corporation	97	11,189
Teradyne, Inc.	145	15,400
Thomson Reuters Corporation	319	52,201
Twilio, Inc., Class A(a)	182	14,678
Tyler Technologies, Inc.(a)	36	21,801
Ubiquiti, Inc.	62	16,473
Varonis Systems, Inc.(a)	164	8,261
Verisk Analytics, Inc.	110	30,219
Western Digital Corporation(a)	301	19,658
Western Union Company (The)	112	1,205
Wix.com Ltd.(a)	66	11,030
Workday, Inc., Class A(a)	158	36,948
Workiva, Inc.(a)	99	7,896
Zebra Technologies Corporation, Class A(a)	47	17,953
		3,628,285
Utilities — 1.3%
Duke Energy Corporation	546	62,938
Edison International	308	25,379
Eversource Energy	302	19,887
NRG Energy, Inc.	190	17,176
OGE Energy Corporation	255	10,197
PPL Corporation	630	20,513
UGI Corporation	345	8,249
		164,339
Total Common Stocks (Cost $12,732,098)		13,158,721
Total Investments — 99.8% (Cost $12,732,098)		13,158,721
Other Assets in Excess of Liabilities — 0.2%		32,633
TOTAL NET ASSETS — 100.0%		$13,191,354

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF Summary of Investments (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.5%
Health Care	21.2%
Consumer Staples	13.0%
Communications	12.3%
Industrials	9.4%
Consumer Discretionary	5.6%
Real Estate	3.7%
Materials	3.5%
Energy	1.4%
Utilities	1.3%
Financials	0.9%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — 99.7%
Communications — 3.5%
Netflix, Inc.(a)	1,136	$858,850
Trade Desk, Inc. (The), Class A(a)	4,474	537,820
		1,396,670
Consumer Discretionary — 18.0%
Amazon.com, Inc.(a)	9,388	1,749,922
Axon Enterprise, Inc.(a)	1,545	654,308
Builders FirstSource, Inc.(a)	2,900	497,060
Copart, Inc.(a)	9,423	485,002
Deckers Outdoor Corporation(a)	3,611	580,974
MercadoLibre, Inc.(a)	481	979,884
Tesla, Inc.(a)	9,230	2,306,115
		7,253,265
Consumer Staples — 2.2%
Costco Wholesale Corporation	1,002	875,928

Energy — 1.1%
Marathon Petroleum Corporation	3,114	452,994

Financials — 3.6%
Apollo Global Management, Inc.	3,073	440,238
Blackstone, Inc.	1,148	192,577
KKR & Company, Inc.	4,332	598,856
Progressive Corporation (The)	952	231,174
		1,462,845
Health Care — 9.5%
Eli Lilly & Company	2,732	2,266,850
HCA Healthcare, Inc.	1,361	488,245
Regeneron Pharmaceuticals, Inc.(a)	542	454,304
Vertex Pharmaceuticals, Inc.(a)	1,245	592,595
		3,801,994
Industrials — 9.2%
Cintas Corporation	4,331	891,363
Howmet Aerospace, Inc.	4,627	461,404
Quanta Services, Inc.	1,591	479,893
Trane Technologies PLC	1,512	559,682
TransDigm Group, Inc.	616	802,218
United Rentals, Inc.	623	506,374
		3,700,934
Real Estate — 1.1%
Iron Mountain, Inc.	3,722	460,523

Technology — 50.3%
Adobe, Inc.(a)	845	403,978
Advanced Micro Devices, Inc.(a)	3,637	523,983
Apple, Inc.	15,718	3,550,854
Applied Materials, Inc.	4,514	819,652
Arista Networks, Inc.(a)	1,962	758,195
Broadcom, Inc.	12,159	2,064,233
	Shares	Fair Value
COMMON STOCKS — (continued)
Technology — (continued)
Cadence Design Systems, Inc.(a)	2,133	$588,964
Crowdstrike Holdings, Inc., Class A(a)	699	207,512
Fair Isaac Corporation(a)	226	450,443
Fortinet, Inc.(a)	3,028	238,182
KLA Corporation	904	602,272
Lam Research Corporation	8,674	644,912
Micron Technology, Inc.	2,825	281,511
Microsoft Corporation	4,376	1,778,187
MicroStrategy, Inc., Class A(a)	2,066	505,137
Monolithic Power Systems, Inc.	463	351,556
Moody’s Corporation	119	54,031
NVIDIA Corporation	30,156	4,003,510
Oracle Corporation	3,916	657,261
Palo Alto Networks, Inc.(a)	1,026	369,699
ServiceNow, Inc.(a)	534	498,217
Shopify, Inc., Class A(a)	4,028	315,030
Synopsys, Inc.(a)	1,175	603,492
		20,270,811
Utilities — 1.2%
Vistra Corporation	3,911	488,719
Total Common Stocks (Cost $36,795,636)		40,164,683
Total Investments — 99.7% (Cost $36,795,636)		40,164,683
Other Assets in Excess of Liabilities — 0.3%		125,842
TOTAL NET ASSETS — 100.0%		$40,290,525

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF Summary of Investments (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	50.3%
Consumer Discretionary	18.0%
Health Care	9.5%
Industrials	9.2%
Financials	3.6%
Communications	3.5%
Consumer Staples	2.2%
Utilities	1.2%
Real Estate	1.1%
Energy	1.1%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — 99.6%
Communications — 17.0%
Alphabet, Inc., Class A	1,265	$216,454
AT&T, Inc.	3,720	83,849
Comcast Corporation, Class A	731	31,923
Electronic Arts, Inc.	41	6,185
Meta Platforms, Inc., Class A	292	165,733
Netflix, Inc.(a)	132	99,796
News Corporation, Class A	3,107	84,666
T-Mobile US, Inc.	6	1,339
Uber Technologies, Inc.(a)	65	4,683
Warner Bros Discovery, Inc.(a)	10,017	81,438
		776,066
Consumer Discretionary — 8.6%
Amazon.com, Inc.(a)	781	145,578
Deckers Outdoor Corporation(a)	349	56,151
Ford Motor Company	6,752	69,478
General Motors Company	106	5,381
Lululemon Athletica, Inc.(a)	17	5,064
Starbucks Corporation	62	6,057
Tesla, Inc.(a)	401	100,190
Yum! Brands, Inc.	42	5,509
		393,408
Consumer Staples — 4.3%
Altria Group, Inc.	872	47,489
Campbell Soup Company	461	21,506
Costco Wholesale Corporation	14	12,238
Hormel Foods Corporation	1,263	38,584
Kenvue, Inc.	611	14,011
Kraft Heinz Company (The)	797	26,667
PepsiCo, Inc.	70	11,626
Philip Morris International, Inc.	85	11,280
Procter & Gamble Company (The)	30	4,955
Walmart, Inc.	62	5,081
		193,437
Energy — 2.6%
Baker Hughes Company	271	10,320
Chevron Corporation	37	5,506
Coterra Energy, Inc.	2,341	55,996
EQT Corporation	985	35,992
Exxon Mobil Corporation	93	10,861
		118,675
Financials — 10.5%
Aon PLC, Class A	90	33,018
Bank of America Corporation	969	40,524
Capital One Financial Corporation	166	27,023
Hartford Financial Services Group, Inc. (The)	132	14,578
Huntington Bancshares, Inc.	1,710	26,659
JPMorgan Chase & Company	807	179,088
	Shares	Fair Value
COMMON STOCKS — (continued)
Financials — (continued)
KeyCorporation	4,278	$73,795
Morgan Stanley	126	14,648
Principal Financial Group, Inc.	518	42,684
Regions Financial Corporation	1,080	25,780
		477,797
Health Care — 7.8%
Abbott Laboratories	271	30,723
AbbVie, Inc.	29	5,912
Cardinal Health, Inc.	54	5,860
Catalent, Inc.(a)	86	5,040
Centene Corporation(a)	244	15,191
Cooper Companies, Inc. (The)(a)	287	30,043
DexCom, Inc.(a)	188	13,250
Eli Lilly & Company	12	9,957
HCA Healthcare, Inc.	79	28,341
Molina Healthcare, Inc.(a)	69	22,164
Pfizer, Inc.	1,541	43,610
ResMed, Inc.	74	17,943
UnitedHealth Group, Inc.	20	11,290
Viatris, Inc.	6,412	74,380
West Pharmaceutical Services, Inc.	141	43,418
		357,122
Industrials — 1.3%
Boeing Company (The)(a)	89	13,289
GE Vernova, LLC(a)	39	11,765
Johnson Controls International plc	66	4,986
RTX Corporation	88	10,647
Southwest Airlines Company	564	17,247
		57,934
Materials — 3.5%
Amcor PLC	8,179	91,033
Eastman Chemical Company	516	54,226
Newmont Corporation	305	13,859
		159,118
Real Estate — 6.0%
Digital Realty Trust, Inc.	186	33,151
Equinix, Inc.	23	20,886
Host Hotels & Resorts, Inc.	4,829	83,251
Invitation Homes, Inc.	673	21,139
Kimco Realty Corporation	647	15,347
UDR, Inc.	852	35,946
VICI Properties, Inc.	2,027	64,378
		274,098
Technology — 32.6%
Adobe, Inc.(a)	11	5,259
Advanced Micro Devices, Inc.(a)	405	58,348
Apple, Inc.	1,324	299,105
Automatic Data Processing, Inc.	21	6,074

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) October 31, 2024
	Shares	Fair Value
COMMON STOCKS — (continued)
Technology — (continued)
CoStar Group, Inc.(a)	223	$16,232
Fiserv, Inc.(a)	62	12,270
Gen Digital, Inc.	1,830	53,271
Hewlett Packard Enterprise Company	1,114	21,712
Intel Corporation	1,383	29,762
Juniper Networks, Inc.	366	14,237
Mastercard, Inc., Class A	31	15,487
Micron Technology, Inc.	291	28,998
Microsoft Corporation	871	353,931
NVIDIA Corporation	2,406	319,421
Palantir Technologies, Inc., Class A(a)	2,355	97,874
Paychex, Inc.	286	39,849
Salesforce, Inc.	184	53,612
Super Micro Computer, Inc.(a)	303	8,820
Texas Instruments, Inc.	25	5,079
Visa, Inc., Class A	21	6,087
Western Digital Corporation(a)	631	41,211
		1,486,639
Utilities — 5.4%
CenterPoint Energy, Inc.	2,267	66,944
Exelon Corporation	495	19,454
NiSource, Inc.	1,047	36,813
PG&E Corporation	2,833	57,283
PPL Corporation	1,323	43,077
Xcel Energy, Inc.	329	21,980
		245,551
Total Common Stocks (Cost $4,315,227)		4,539,845
Total Investments — 99.6% (Cost $4,315,227)		4,539,845
Other Assets in Excess of Liabilities — 0.4%		16,886
TOTAL NET ASSETS — 100.0%		$4,556,731

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	32.6%
Communications	17.0%
Financials	10.5%
Consumer Discretionary	8.6%
Health Care	7.8%
Real Estate	6.0%
Utilities	5.4%
Consumer Staples	4.3%
Materials	3.5%
Energy	2.6%
Industrials	1.3%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Assets and Liabilities (Unaudited) October 31, 2024
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Assets
Investments, at value	$13,158,721	$40,164,683	$4,539,845
Cash	33,181	147,493	9,247
Dividends and interest receivable	8,458	1,426	1,284
Foreign tax reclaim receivable	18	2,871	—
Investments securities sold receivable	—	—	326,447
Total Assets	13,200,378	40,316,473	4,876,823
Liabilities
Advisory fee payable	9,024	25,948	2,991
Investments securities purchased payable	—	—	317,101
Total Liabilities	9,024	25,948	320,092
Net Assets	$13,191,354	$40,290,525	$4,556,731
Net Assets consist of:
Paid-in capital	16,024,449	52,527,949	4,029,423
Distributable earnings (loss)	(2,833,095)	(12,237,424)	527,308
Net Assets	$13,191,354	$40,290,525	$4,556,731

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001	950,001	140,001
Net Asset Value, Offering and Redemption Price Per Share	$52.77	$42.41	$32.55
Investments, at cost	$12,732,098	$36,795,636	$4,315,227
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Operations (Unaudited) For the Six Months Ended October 31, 2024
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Investment Income
Dividend income	$76,430	$107,213	$33,334
Less foreign taxes withheld	(242)	—	—
Interest income	737	1,541	193
Total investment income	76,925	108,754	33,527

Expenses
Advisory fees	46,294	105,056	17,148
Total expenses	46,294	105,056	17,148
Net Investment Income	30,631	3,698	16,379

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(46,076)	(1,735,094)	(348,711)
In-kind redemptions	921,586	2,661,154	790,171
Foreign currency transactions	3	—	—
	875,513	926,060	441,460
Net Change in Unrealized Gain (Loss) on:
Investments	589,765	3,455,360	121,640
	589,765	3,455,360	121,640

Net Realized and Unrealized Gain (Loss) on Investments	1,465,278	4,381,420	563,100
Net Increase Decrease in Net Assets Resulting From Operations	$1,495,909	$4,385,118	$579,479

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Changes in Net Assets
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(a)
Operations
Net investment income (loss)	$30,631	$40,717	$3,698	$34,619	$16,379	$17,854
Net realized gain (loss) from investment transactions	875,513	1,096,115	926,060	3,766,808	441,460	327,605

Net change in unrealized gain (loss) of investment transactions	589,765	(279,840)	3,455,360	(720,789)	121,640	102,978
Net Increase (Decrease) in Net Assets Resulting From Operations	1,495,909	856,992	4,385,118	3,080,638	579,479	448,437

Distribution to Shareholders	(25,295)	(45,066)	—	(48,948)	(18,520)	(13,026)

Capital Share Transactions
Proceeds from shares sold	10,386,206	16,899,814	34,103,894	59,697,468	7,871,914	10,102,871
Cost of shares redeemed	(7,894,196)	(13,320,551)	(18,305,349)	(54,840,627)	(8,191,409)	(6,223,040)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,492,010	3,579,263	15,798,545	4,856,841	(319,495)	3,879,831

Net Increase (Decrease) in Net Assets	3,962,624	4,391,189	20,183,663	7,888,531	241,464	4,315,242

Net Assets
Beginning of period	9,228,730	4,837,541	20,106,862	12,218,331	4,315,267	25 (b)
End of period	$13,191,354	$9,228,730	$40,290,525	$20,106,862	$4,556,731	$4,315,267

Change in Share Transactions
Shares sold	200,000	375,000	850,000	1,800,000	250,000	370,000
Shares redeemed	(150,000)	(300,000)	(450,000)	(1,675,000)	(260,000)	(220,000)
Net Increase (Decrease) in Shares Outstanding	50,000	75,000	400,000	125,000	(10,000)	150,000

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Period Ended April 30, 2020(a)
Net asset value, beginning of period	$46.14	$38.70	$38.74	$40.62	$26.83	$24.73

Investment operations:
Net investment income (loss)(b)	0.13	0.30	0.32	0.06	(0.02)	0.14
Net realized and unrealized gain (loss) on investments	6.60	7.48	(0.03)	(1.91)	14.50	3.07
Total from investment operations	6.73	7.78	0.29	(1.85)	14.48	3.21

Distributions to shareholders from:
Net investment income	(0.10)	(0.34)	(0.33)	(0.03)	(0.02)	(0.12)
Net realized gains	—	—	—	—	(0.67)	(0.99)
Total distributions	(0.10)	(0.34)	(0.33)	(0.03)	(0.69)	(1.11)

Net Asset Value, end of period	$52.77	$46.14	$38.70	$38.74	$40.62	$26.83

Net Asset Value, Total Return	14.60%(c)	20.21%	0.83%	(4.57)%	54.12%	12.84%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,191	$9,229	$4,838	$11,621	$20,311	$3,354
Ratio of expenses to:
Expenses	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Net investment income (loss)	0.50%(d)	0.71%	0.86%	0.15%	(0.06)%	0.56%(d)
Portfolio turnover rate(e)	116%(c)	317%	348%	180%	263%	219%(c)

(a)  For the period May 20, 2019 (commencement of operations) to April 30, 2020.

(b)  Per share amounts are calculated using the average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Period Ended April 30, 2020(a)
Net asset value, beginning of period	$36.56	$28.75	$27.72	$35.19	$25.75	$24.70

Investment operations:
Net investment income (loss)(b)	0.01	0.08	0.24	0.01	(0.04)	0.07
Net realized and unrealized gain (loss) on investments	5.84	7.84	1.02(f)	(7.21)	17.27	2.41
Total from investment operations	5.85	7.92	1.26	(7.20)	17.23	2.48

Distributions to shareholders from:
Net investment income	—	(0.11)	(0.23)	(0.01)	(0.02)	(0.04)
Net realized gains	—	—	—	(0.26)	(7.77)	(1.39)
Total distributions	—	(0.11)	(0.23)	(0.27)	(7.79)	(1.43)

Net asset value, end of period	$42.41	$36.56	$28.75	$27.72	$35.19	$25.75

Net Asset Value, Total Return	16.00%(c)	27.62%	4.65%	(20.63)%	69.95%	9.99%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$40,291	$20,107	$12,218	$15,940	$21,992	$2,575
Ratio of expenses to:
Expenses	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.75%(d)
Net investment income (loss)	0.03%(d)	0.24%	0.88%	0.03%	(0.13)%	0.28%(d)
Portfolio turnover rate(e)	136%(c)	449%	506%	790%	346%	275%(c)

(a)  For the period May 20, 2019 (commencement of operations) to April 30, 2020.

(b)  Per share amounts are calculated using the average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(f)   Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

LG QRAFT AI-Powered U.S. Large Cap Core ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(a)
Net asset value, beginning of period	$28.77	$25.06

Investment operations:
Net investment income(b)	0.11	0.13
Net realized and unrealized gain on investments	3.80	3.67
Total from investment operations	3.91	3.80

Distributions to shareholders from:
Net investment income	(0.13)	(0.09)
Total distributions	(0.13)	(0.09)

Net asset value, end of period	$32.55	$28.77

Net Asset Value, Total Return	13.59%(c)	15.19%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,557	$4,315
Ratio of expenses to:
Expenses	0.75%(d)	0.75%(d)
Net investment income (loss)	0.72%(d)	0.97%(d)
Portfolio turnover rate(e)	339%(c)	258%(c)

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Per share amounts are calculated using the average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) October 31, 2024

1.     ORGANIZATION

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

LG QRAFT AI-Powered U.S. Large Cap Core ETF

The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the 1940 Act. The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF commenced operations on May 20, 2019. The LG QRAFT AI-Powered U.S. Large Cap Core ETF commenced operations on November 7, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

(b)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, Equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

The following is a summary of the valuations as of October 31, 2024, for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,158,721	$—	$—	$13,158,721
Total	$13,158,721	$—	$—	$13,158,721

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,164,683	$—	$—	$40,164,683
Total	$40,164,683	$—	$—	$40,164,683

LG QRAFT AI-Powered U.S. Large Cap Core ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,539,845	$—	$—	$4,539,845
Total	$4,539,845	$—	$—	$4,539,845

* See Schedule of Investments for additional detailed categorizations.

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

(e)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)     Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     TRANSACTIONS WITH AFFILIATES AND OTHER SERVICING AGREEMENTS

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser, and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

4.     INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2024, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$13,812,572	$14,041,347
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	37,241,684	39,082,166
LG QRAFT AI-Powered U.S. Large Cap Core ETF	15,204,731	15,691,491

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

Purchases and sales of in-kind transactions for the six months ended October 31, 2024, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$10,392,528	$7,680,683
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	34,036,798	16,473,046
LG QRAFT AI-Powered U.S. Large Cap Core ETF	7,871,813	7,719,902

5.     CAPITAL SHARE TRANSACTIONS

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     PRINCIPAL RISKS

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk. (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7.     FEDERAL INCOME TAXES

As of the tax year ended April 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$—	$2,995	$(3,989,142)	$(317,562)	$(4,303,709)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	(14,173)	—	(16,192,770)	(415,599)	(16,622,542)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	—	4,828	(68,899)	30,420	(33,651)

At October 31, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$12,732,098	$780,351	$(353,728)	$426,623
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	36,795,636	3,796,892	(427,845)	3,369,047
LG QRAFT AI-Powered U.S. Large Cap Core ETF	4,315,227	259,381	(34,763)	224,618

As of the tax year ended April 30, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$3,753,430	$235,712	$3,989,142
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	16,175,820	16,950	16,192,770
LG QRAFT AI-Powered U.S. Large Cap Core ETF	68,899	—	68,899

As of April 30, 2024, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF had $14,173 of qualified late-year ordinary losses, which are deferred until May 1, 2024 for tax purposes. Net late-year losses incurred after December 31, 2023, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8.     RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9.     NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the financial statements.

10.   EVENTS SUBSEQUENT TO FISCAL PERIOD END

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) October 31, 2024

Approval of Continuance of Investment Advisory Agreement

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the approval of the continuance of the investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT”) and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund.

The Board considered that responsibilities with respect to the Fund’s portfolio include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued) October 31, 2024

oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also noted no material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed the performance of each Fund in light of the Fund’s stated investment objective, noting that the Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2024. The Board reviewed this information for the Fund in turn, noting its observations with respect to the Funds.

QRAFT AI-Enhanced US Large Cap ETF (QRFT)

The Board found that QRFT performed in excess of the median and mean for the June 30, 2024 year-to-date and outperformed the mean and performed at the median for the 1 year period, underperformed the mean and median of the Peer Group for the 3 year period (annualized), and outperformed the mean and median for the 5 year period (annualized). The Fund also outperformed the overall return of its benchmark index (S&P 500) for the one-year, five-year and since inception periods ended June 30, 2024.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

The Board found that AMOM outperformed the median and mean for the June 30, 2024 year-to-date and 1 year periods (annualized), while underperforming the mean and median for the 3 year period, and outperformed each for the 5 year period. The Fund also outperformed the overall return of its benchmark index (S&P 500) for the one-year, five-year and since inception periods ended June 30, 2024.

The Board considered ETC’s commentary with respect to Fund performance, including that the Funds have generated performance with positive attributes in recent periods, and are generally in line or better relative to competitors. Each Fund has also outperformed its benchmark index since inception and appears to be managed consistent with its investment objective.

Based on this review, the Board concluded that the performance of the Fund supported the Board’s approval of the continuance of the Agreements, respectively, for the coming year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued) October 31, 2024

to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of QRFT and AMOM was higher than the median of advisory fees paid by their respective peer funds, but within the range of fees paid by peers, including other actively managed ETFs.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, while Qraft has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $9,661 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: December 31, 2024	Principal Financial Officer